RELATED PARTY TRANSACTIONS (Details Narrative)				1 Months Ended	12 Months Ended
	Mar. 17, 2025 USD ($)	May 27, 2024 USD ($) shares	May 27, 2024 USD ($) shares	May 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Jul. 15, 2025 USD ($)	Jan. 27, 2025 USD ($) shares	Jan. 23, 2025 $ / shares shares	Jan. 21, 2025 USD ($) $ / shares shares	Dec. 20, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Aug. 03, 2024 USD ($)	Jul. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Deposit					$ 34,579	$ 34,579
Proceeds from capital raised	$ 250,000,000
Interest rate						8.00%
Accrued interest						$ 347,342					$ 3,530,019	$ 751,781
Loans from immediate holding company						1,930,993
Capitalized loan											3,000,000		$ 3,500,000
Convertible loan notes					0			$ 4,350,000			$ 3,000,000	$ 5,101,781
Number of shares issued | shares											731,707	2,347,134
Issue price per share | $ / shares											$ 4.10
Cash											$ 530,019
Expense reimbursement					68,724	23,919	$ 12,135
Capital raise					1,150	477			$ 130
Number of shares outstanding | shares									2,587,500			2,583,820
Convertible loan					$ 4,350,000	3,350,000	$ 3,250,000
Convertible loan percentage					8.00%
Notional amount					$ 4,117,648							$ 4,350,000		$ 1,000,000
Par value per share | $ / shares										$ 0.00005		$ 2.17
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				4,170,520						2,250,000
Capital raise				$ 8,000,000.0
Number of shares outstanding | shares				4,170,520
Number of shares exercisable period				3 years
Number of shares exercisable per shares | $ / shares				6.13
Number of shares exercisable per shares				51.00%
Warrants [member] | Tranche One [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares										2,250,000
Exercise price | $ / shares										$ 5.13
Warrants [member] | Tranche Two [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares										2,250,000
Exercise price | $ / shares										$ 6.15
Warrants [member] | Tranche Three [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares										2,250,000
Exercise price | $ / shares										$ 7.18
Warrants [member] | Tranche Four [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares										2,250,000
Exercise price | $ / shares										$ 8.20
Warrants [member] | Tranche Five [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares										2,250,000
Exercise price | $ / shares										$ 10.25
Warrants [member] | Tranche Six [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares										2,250,000
Exercise price | $ / shares										$ 12.30
Rhino Ventures [member]
IfrsStatementLineItems [Line Items]
Due to immediate holding company		$ 1,940,858	$ 1,940,858			5,345,929
Advance deposits						$ 8,000,000
Proceeds from capital raised			$ 6,059,142
Interest rate					8.00%	8.00%
Borrowings						$ 1,664,483
Accrued interest						266,510
Loans from immediate holding company						1,930,993
Maturity term					The maturity
Convertible debts															$ 517,535
Diginex Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Interest rate					8.00%
Borrowings					$ 1,000,000
Accrued interest						140,931
Long term borrowings						1,000,000
Loan from related company						$ 1,140,931
Convertible debts															1,000,000
Working Capital Innovation Fund II L.P. [member]
IfrsStatementLineItems [Line Items]
Borrowings					482,465										482,465
Convertible debts															482,465
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Proceeds from capital raised		$ 8,000,000
Borrowings					517,535										$ 517,535
Rhino Ventures Limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		10,172	10,172	10,172
HBM IV Inc [Member]
IfrsStatementLineItems [Line Items]
Borrowings					2,000,000
Nalimz Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings					1,000,000
Working Capital Innovation Fund II [Member]
IfrsStatementLineItems [Line Items]
Borrowings					582,465
Hafnia Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Borrowings					$ 250,000